Preferred Shares (Details) - Schedule of preferred shares issued and outstanding	12 Months Ended
Dec. 31, 2021 shares
Preferred Units [Line Items]
Number of Shares	69,317,905
Series A1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	31,357,306
Shareholders	Ashmore Global Special Situations Fund 4 Limited Partnership and Ashmore Global Special Situations Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series B1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	15,649,083
Shareholders	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series EEL Preferred [Member]
Preferred Units [Line Items]
Number of Shares	22,311,516
Shareholders	Evergreen Ever Limited (“EEL”)